Earnings Per Share - Schedule of Earnings Per Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$ 24,748	$ 18,954	$ 53,081	$ 26,754	$ 43,702	$ 79,835
Weighted average number of ordinary shares (in thousands of shares)	59,984		59,590		59,752	59,456
Basic EPS (in USD per share)	$ 0.41		$ 0.89		$ 0.73	$ 1.34
Dilutive effect of share based payments (in thousands of shares)	1,141		1,153		1,367	1,410
Weighted average number of diluted ordinary shares (in thousands of shares)	61,125		60,743		61,119	60,866
Diluted EPS (in USD per share)	$ 0.40		$ 0.87		$ 0.72	$ 1.31